DERIVATIVES AND HEDGING (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010
Derivatives and hedging
Maximum number of upcoming fiscal years to hedge grain or natural gas exposure	2Y
Accumulated change, pretax, in accumulated gains and losses from derivative instruments designated and qualifying as the effective portion of cash flow hedges	$ 27.3	$ 32.9
The Company expects to recognize the majority of hedging gains over this period	12M
Corn
Derivatives and hedging
Futures contracts and swaps, Volume	20,800,000	21,100,000
Futures contracts, Volume	12,400,000	9,900,000
Futures and options contracts, Volume		1,500,000
Soybean Meal
Derivatives and hedging
Futures contracts and swaps, Volume		190,400
Futures and options contracts, Volume	4,300	1,200
Natural Gas
Derivatives and hedging
Futures contracts and swaps, Volume	500,000	1,600,000
Lean Hogs
Derivatives and hedging
Futures contracts, Volume	1,300,000	1,100,000